FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

1.  Name and address of issuer:
    Integrity Small-Cap Fund of Funds, Inc.
    #1 North Main
    Minot, ND 58703

2.  Name of each series or class of funds for which this notice is filed:
    N/A

3.  Investment Company Act File Number:
    811-9023

    Securities Act File Number:
    333-64917

4(a). Last day of fiscal year for which this Form is filed:
    12/31/2001

4(b). [ ] Check box if this Form is being filed late

4(c). [ ] Check box if this is the last time the issuer will be filing this Form

5.  Calculation of registration fee

    (i)  Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):              $   578,354

    (ii) Aggregate price of securities redeemed or
         repurchased during the fiscal year:                     $    16,892

    (iii)Aggregate price of securities redeemed or
         repurchased during any prior fiscal year
         ending no earlier than October 11, 1995 that
         were not previously used to reduce registration
         fees payable to the Commission:                         $         0

    (iv) Total available redemption credits:                     $     16,892

    (v)  Net sales:                                              $    561,462
    (vi) Redemption credits available for use in future years-if Item 5(I) is less than Item 5(iv)

    (vii)Multiplier for determining registration fee:                x.000092

   (viii)Registration fee due:                                   $      51.65

6.  Prepaid Shares

    If the response to item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares
    or other units) deducted here:          .  If there is a number of shares
    of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due-if this Form is being filed more that 90 days after the end of the issuer's fiscal year: 0

8.  Total of the amount of the registration fee due plus any interest due:
    $51.65.

    Date the registration fee and any interest payment was sent to the Commissions lockbox depository: 3/4/2002


       Method of Delivery:

                       [X]  Wire Transfer
                       [ ]  Mail or other means

                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard D. Olson  President
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Date 3/26/2002
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